Critical Accounting Estimates and Assumptions	12 Months Ended
Dec. 31, 2025
Disclosure of significant accounting policies [abstract]
Critical Accounting Estimates and Assumptions	Critical Accounting Estimates and Assumptions
The preparation of financial statements requires the Group to make estimates and assumptions about the future. Management also needs to exercise judgment in applying the Group’s accounting policies. Estimates and assumptions are evaluated continuously and are based on historical experience and other factors, including reasonable expectations of future events under the given circumstances. As it is rare for the results of accounting estimates to be identical to actual results, significant risks exist that may lead to material adjustments.
Estimates and assumptions that have significant risks of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below. Additional information of significant judgement and assumptions of certain items are included in relevant notes.
3.1    Impairment of Non-Financial Assets (including Goodwill)
The Group determines the recoverable amount of a cash generating unit (CGU) based on fair value or value-in-use calculations to assess non-financial assets (including goodwill) for impairment (Note 12, 13).
3.2    Income Taxes
The Group’s taxable income generated from these operations are subject to income taxes based on tax laws and interpretations of tax authorities in numerous jurisdictions. There are many transactions and calculations for which the ultimate tax determination is uncertain (Note 29).
If a certain portion of the taxable income is not used for investments or increase in wages or dividends in accordance with the Tax System for Recirculation of Corporate Income, the Group is liable to pay additional income tax calculated based on the tax laws. Accordingly, the measurement of current and deferred income tax is affected by the tax effects from the new tax system. As the Group’s income tax is dependent on the investments as well as wage increase, there is uncertainty in measuring the final tax effects (Note 29).
3.3    Fair Value of Financial Instruments
The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each reporting period (Note 37).
3.4    Net Defined Benefit Liability
The present value of net defined benefit liability depends on a number of factors that are determined on an actuarial basis using a number of assumptions including the discount rate (Note 17).
3.5    Amortization of Contract Assets, Contract Liabilities and Contract Cost Assets
Contract assets, contract liabilities and contract cost assets recognized under the application of IFRS 15 are amortized over the expected periods of customer relationships. The estimate of the expected terms of customer relationship is based on the historical data. If management’s estimate changes, it may cause significant differences in the timing of revenue recognition and amounts recognized.
3.6    Critical Judgments in Determining the Lease Term
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).
For leases of property, machinery, and communication line facilities, the following factors are normally the most relevant:
•If there are significant penalties to terminate (or not extend), the Group is typically reasonably certain to extend (or not terminate).
•If any leasehold improvements are expected to have a significant remaining value, the Group is typically reasonably certain to extend (or not terminate).
•Otherwise, the Group considers other factors including historical lease durations and the costs and business disruption required to replace the leased asset.
Most extension options in offices, retail stores and vehicles leases have not been included in the lease liability, because the Group can replace the assets without significant cost or business disruption.
The lease term is reassessed if an option is actually exercised (or not exercised) or the Group becomes obliged to exercise (or not exercise) it. The assessment of reasonable certainty is only revised if a significant event or a significant change in circumstances occurs, which affects this assessment, and that is within the control of the lessee.